Note 22 - Derivatives (Details Textual) $ in Thousands	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)
Number of Foreign Currency Derivatives Held	18		24
Foreign Currency Fair Value Hedge Derivative at Fair Value, Net	$ 60,600		$ 78,600
Derivative, Average Forward Exchange Rate	1.0798		1.073
Gain (Loss) on Foreign Currency Fair Value Hedge Derivatives	$ (3,261)	$ 909
Foreign Currency Fair Value Hedge Asset at Fair Value	268		$ 3,529
Derivative, Fair Value, Net	(14,818)
Margin Deposit Assets	$ 10,840		13,748
Costamare Bulkers Inc. (“CBI”) [Member]
Number of Foreign Currency Derivatives Held	2
Foreign Currency Fair Value Hedge Derivative at Fair Value, Net	$ 4,232
Derivative, Average Forward Exchange Rate	1.3363
Designated as Hedging Instrument [Member]
Derivative, Notional Amount	$ 1,147,527		1,260,171
Interest Rate Fair Value Hedge Asset at Fair Value	34,170		$ 35,475
Interest Rate Cap, Three-month or Daily Compounded SOFR Exceeds 2.53%-3.50% [Member] | Designated as Hedging Instrument [Member]
Number of Interest Rate Derivatives Held			4
Derivative, Notional Amount			$ 333,727
Interest Rate Cap, Three-month or Daily Compounded SOFR Exceeds 2.74%-3.00% [Member] | Designated as Hedging Instrument [Member]
Number of Interest Rate Derivatives Held			2
Derivative, Notional Amount			$ 310,646
Interest Rate Cap [Member] | Designated as Hedging Instrument [Member]
Derivative, Premium Paid			21,062
Gain (Loss) on Sale of Derivatives	777
Interest Rate Cash Flow Hedge Asset at Fair Value	25,727		26,417
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Derivative, Notional Amount			45,231
Interest Rate Caps Related to Loans Note 11.A.3, 11.A.12, 11.A.15, 11.A.16 and 11.A.18 [Member] | Designated as Hedging Instrument [Member]
Gain (Loss) on Sale of Derivatives		9,217
Three Interest Rate Swaps Relating to Loan Note 11.A.4 [Member] | Designated as Hedging Instrument [Member]
Gain (Loss) on Sale of Derivatives		$ 7,597
Cross Currency Interest Rate Contract [Member] | Designated as Hedging Instrument [Member]
Derivative, Notional Amount	$ 122,375
Derivative, Number of Instruments Held	2
Interest Rate Swap, Cross-currency Rate Swap and Interest Rate Cap [Member] | Designated as Hedging Instrument [Member]
Interest Rate Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months, Net	$ 17,064
Bunker Swap Agreements [Member]
Derivative, Fair Value, Net	1,579		2,510
EUA Futures [Member]
Derivative, Fair Value, Net	320
Forward Freight Agreements (“FFAs”) and Bunker Swap Agreements [Member]
Derivative Asset	34,582		11,211
Forward Freight Agreements (“FFAs”), Bunker Swap Agreements, and EUAs[Member]
Margin Deposit Assets	$ 10,840		$ 13,748